DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
Description Of Business
DESCRIPTION OF BUSINESS

1.	DESCRIPTION OF BUSINESS

Companhia Siderúrgica Nacional (“CSN”, “Company” or “Parent company”) is a publicly held corporation, headquartered in the capital of the State of São Paulo. Founded on April 9, 1941, during the Getúlio Vargas government, the Company was privatized in 1993.

The CSN Group, together with its subsidiaries, controlled entities, jointly controlled entities and affiliates (referred to as "Group" or “CSN Group”), operates in five main business segments:

i)	Steel industry: production and marketing of flat and long steels
ii)	Mining: extraction, processing and marketing of iron ore, tin, limestone and dolomite
iii)	Cement: production and commercialization of bagged and bulk cement, in addition to aggregates, concrete, and other related products
iv)	Energy: generation and sale of energy from almost all renewable sources and
v)	Logistics: participation in railways, port concession and road fleet.

CSN is listed on B3 S.A. – Brasil, Bolsa, Balcão, under the code CSNA3, and on the NYSE - New York Stock Exchange, under the code SID. Besides that, its subsidiaries CSN Mineração S.A., FTL Ferrovia Transnordestina Logística S.A. and Companhia Estadual de Geração de Energia Elétrica – CEEE-G, are publicly traded companies in Brazil, with CSN Mineração S.A. trading common shares on B3 under the code CMIN3.

The CSN Group has a significantly diversified business, being one of Brazil's leading steel producers, the second largest exporter of iron ore and a pioneer in the stacking of tailings to de-characterize dams. It also occupies the position of the second largest player in the cement sector in the country.

•	Going Concern:

Management understands that the Company has adequate resources to continue its operations. Accordingly, the Company's financial statements for the year ended December 31, 2025 have been prepared on a going concern basis.